Other Receivables	6 Months Ended
Dec. 31, 2024
Other Receivables [Abstract]
OTHER RECEIVABLES
8.	OTHER RECEIVABLES

	31 December 2024 $	30 June 2024 $
Security deposit	4,113	4,242
GST / VAT receivable	93,901	82,812
Interest receivable on restricted cash	299,168	41,625
Funds receivable in respect to the exercise of warrants (note 22)	-	709,251
Other receivables	5,482	-
	402,664	837,930

These amounts arise from the usual operating activities of the Company and, with the exception of interest receivable on restricted cash, are non-interest bearing. The debtors do not contain any overdue or impaired receivables. The lifetime expected credit loss allowance is not material.